Other Long-Term Assets (Details) - Schedule of other long-term assets of other long-term financial assets - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule of other long-term assets of other long-term financial assets [Abstract]
Prepaid expenses	$ 336	$ 452
Deferred charges (Note 13)	511	775
Pension benefits (Note 32)	30,105
Other	302	277
Other long-term assets	$ 31,254	$ 1,504